Employee Benefits - Effects of One Percentage Point Change In Assumed Health Care Cost Trend Rates (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Retirement Benefits [Abstract]
Effect on service and interest cost, One-Percentage Point Increase	$ 20
Effect on service and interest cost, One-Percentage Point Decrease	(19)
Effect on postretirement benefit obligation, One-Percentage Point Increase	462
Effect on postretirement benefit obligation, One-Percentage Point Decrease	$ (485)